Investments - Additional Information (Details) - CAD ($) $ in Thousands			12 Months Ended
	Sep. 12, 2024	Jul. 05, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Other comprehensive loss			$ 33,353	$ (12,771)
Indiva
Disclosure Of Transactions Between Related Parties [Line Items]
Principal balance for investment in debt instrument			$ 17,800
Maturity date of investments			Feb. 24, 2026
Transaction date of investments			Nov. 04, 2024
DELTA 9
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date of investments		Jul. 05, 2024
Purchase price		$ 28,100
Percentage of commercial mortage annual interest rate		4.55%
Percentage of revolving overdraft annual prime rate		2.45%
Period of commercial mortgage		5 years
Amortization period		12 years
Commercial mortgage principle outstanding			$ 22,900
Commercial mortgage overdraft			3,500
Financial assets at fair value through other comprehensive income, category
Disclosure Of Transactions Between Related Parties [Line Items]
Other comprehensive loss			1,900
Investment acquired in common shares			6,200
Share market investment			$ 8,100
Convertible Debenture | Financial assets at fair value through profit or loss, category
Disclosure Of Transactions Between Related Parties [Line Items]
Maturity date of investments	Mar. 30, 2025
Proceeds from reimbursement of principal amount	$ 11,700